Earnings per Share (Basic earnings per share) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Earnings (losses) attributed to the shareholders of the Company	$ 1,240	$ 364	$ (122)